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John Hancock Life Insurance Company of New York
100 Summit Lake Drive
Valhalla, New York 10595



May 6, 2005



VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


      Re: John Hancock Life Insurance Company of New York Separate Account A File Nos. 033-79112 and 033-46217

Dear Sirs:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 2, 2005 for John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 20 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2005 via EDGAR.

      If you have any questions, please call Arnold Bergman at (617) 663-2184.


Very truly yours,

/s/ Gustav C. Enzie

Gustav C. Enzie
Legal Specialist




033-79112 NYVenture 497j 5/6/05
033-46217 NYWealthmark 497j 5/6/05